DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust, # 2137 The Woodlands, TX 77380	[GRAPHIC APPEARS HERE	]	F (281) 702-2137 P (888) 862-1719

November 30, 2012

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20548	VIA EDGAR

Attn: Division of Investment Management

Re: Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 49 (“PEA#49”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 50 under the Securities Act of 1933.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 49 (“PEA#49”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#49 is being filed to address comments made by staff to the Trust’s PEA#48, filed on or about August 16, 2012, which was filed to register a new series of the Trust, the Timothy Plan Emerging Markets Fund. In response to staff comments, we have made the following amendments to the Trust’s registration statement (responses are made in the same order as the corresponding comment).

PROSPECTUS—Part A

Principal Investment Strategies

1.

As requested, with respect to the first bullet point, the Trust has clearly and objectively defined “emerging market”. Further, the Trust has delineated the difference between “domiciled” and “located”.

2.	As noted, with respect to the second bullet point, the Trust had used “developing” and “emerging” interchangeably. The Trust has corrected the issue and uses “emerging” exclusively.

Section 2

3.

The Fund’s investment objective may be changed without shareholder approval. Disclosure to that effect has been added to the Item 9 disclosures, along with disclosure that 60 days notice to shareholders is required.

4.	The comments relating to the bullet points under “Principal Investment Strategies” have been likewise amended in this Section.

Principal Risks

5.	As requested, we have deleted risk # 3.

Section 3

6.

As requested, we have added disclosure to the Investment Manager’s discussion to state that investment decisions are ultimitely made by the lead portfolio manager in consultation with the investment committee.

Section 4

7.	With respect to the CDSC footnote relating to Class A Shares, the fee table in the prospectus has been amended to add the CDSC to the table and add an explanatory footnote to the fee table.

8.	As requested, the reference to the Israel Common Values Fund has been deleted from the Fair Value Pricing discussion.

STATEMENT OF ADDITIONAL INFORMATION

9.	As requested, all references to the Israel Common Values Fund have been removed.

10.	As requested, in the table disclosing other directorships held by Trustee, we have added “for the last five years”.

11.	As requested, we have added Class A Shares to the disclosures relating to CDSC fees in the Redemption of Shares Section.

Please direct all comments concerning this filing to me at the below-listed address and/or phone number. Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/ David D. Jones, Esq.
DAVID D. JONES, ESQ.

ACCESSION NUMBER:	__________
CONFORMED SUBMISSION TYPE:	485BPOS
PUBLIC DOCUMENT COUNT:	____
FILED AS OF DATE:	20121130
SROS:	NYSE

FILER:

COMPANY DATA:
COMPANY CONFORMED NAME:	TIMOTHY PLAN
CENTRAL INDEX KEY	______________
STANDARD INDUSTRIAL CLASSIFICATION:	[]
IRS NUMBER:	_______________
STATE OF INCORPORATION:	DE
FISCAL YEAR END:	09/30

FILING VALUES:
FORM TYPE:	485APOS
SEC ACT:	1933 ACT
SEC FILE NUMBER:	033-73248
FILM NUMBER	_________

FILING VALUES:
FORM TYPE:	485BPOS
SEC ACT:	1940 ACT
SEC FILE NUMBER:	811-08228
FILM NUMBER:	_________

BUSINESS ADDRESS:
STREET 1:	1055 MAITLAND CENTER COMMONS
CITY:	MAITLAND
STATE:	FL
ZIP:	32751
BUSINESS PHONE	(800) 846-7526

MAIL ADDRESS:
STREET 1:	1055 MAITLAND CENTER COMMONS
CITY:	MAITLAND
STATE:	FL
ZIP:	32789

FORMER COMPANY:
FORMER CONFORMED NAME:	NOT APPLICABLE
DATE OF NAME CHANGE:	NOT APPLICABLE